Inventory (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [Line Items]
Mining and processing costs, inventories	$ 531.9	$ 448.4
Amortization	$ 218.4	$ 190.2